INFORMATION BY BUSINESS SEGMENT - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segment
Other operating income	R$ 651,280	R$ 186,924	R$ 1,210,754
Reportable Segments [Member]
Operating Segment
Power supply for distribution companies	17,030,455	14,104,623	11,836,975
Power supply for end consumers	3,853,830	3,925,510	3,334,527
CCEE	1,680,285	1,159,158	3,090,100
O&M revenue	11,387,237	11,055,951	10,188,340
Construction revenue	2,960,792	1,501,631	1,618,045
Financial effect of Itaipu		287,610	65,831
Contract revenue	7,136,080	7,901,256	9,946,627
Other operating income	426,427	1,101,817	925,455
Deduction from operating income	(7,316,198)	(6,963,323)	(6,379,066)
Total net operating income	37,158,908	34,074,233	34,626,834
Administration
Operating Segment
CCEE		17,708	1,426,062
Financial effect of Itaipu		287,610	65,831
Other operating income	115,371	222,037	146,312
Deduction from operating income	(5,101)	(147,367)	(271,841)
Total net operating income	110,270	379,988	1,366,364
Generation
Operating Segment
Power supply for distribution companies	17,030,455	14,104,623	11,836,975
Power supply for end consumers	3,853,830	3,925,510	3,334,527
CCEE	1,680,285	1,141,450	1,664,038
O&M revenue	4,052,072	4,676,630	4,220,474
Construction revenue		7,324	82,205
Other operating income	(104,270)	173,774	462,762
Deduction from operating income	(4,378,811)	(4,022,072)	(3,847,074)
Total net operating income	22,133,561	20,007,239	17,753,907
Transmission
Operating Segment
O&M revenue	7,335,165	6,379,321	5,967,866
Construction revenue	2,960,792	1,494,307	1,535,840
Contract revenue	7,136,080	7,901,256	9,946,627
Other operating income	415,326	706,006	316,381
Deduction from operating income	(2,932,286)	(2,793,884)	(2,260,151)
Total net operating income	R$ 14,915,077	R$ 13,687,006	R$ 15,506,563